Executive and Supervisory Board Compensation - Payments to DBO for Former Executive Board Members (Details) - Former Executive Board Members - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments to / DBO for former executive board members [abstract]
Payments	€ 2,329	€ 2,217	€ 2,159
DBO 12/31	€ 33,251	€ 31,217	€ 42,313